REPORTABLE SEGMENTS (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
REPORTABLE SEGMENTS
NOTE 4. REPORTABLE SEGMENTS
The Company’s operating segments are determined based on the financial information reviewed by its chief operating decision maker (“CODM”), and the basis upon which management makes resource allocation decisions and assesses the performance of the Company’s segments. The Company evaluates the operating performance of its segments based on financial measures such as net revenue, cost of revenue, and gross profit. Given the nature of the digital marketing solutions business, the amount of assets does not provide meaningful insight into the operating performance of the Company. As a result, the amount of the Company’s assets is not subject to segment allocation and total assets is not included within the disclosure of the Company’s segment financial information.
The following tables are a reconciliation of the operations of our segments to income from operations (in thousands):

	Three Months Ended March 31, 2021
	Brand Direct	Marketplace	Other	Corporate and Other	Total
Net revenue	$56,179	$49,259	$2,017	$(10,652)	$96,803
Cost of revenue	41,061	36,599	416	(8,894)	69,182
Gross profit	$15,118	$12,660	$1,601	$(1,758)	$27,621
Salaries and related costs					10,269
General and administrative expenses					6,962
Acquisition costs					1,494
Depreciation and amortization					5,419
Income from operations					$3,477

	Three Months Ended March 31, 2020
	Brand Direct	Marketplace	Other	Corporate and Other	Total
Net revenue	$40,901	$34,178	$1,259	$(3,610)	$72,728
Cost of revenue	30,888	22,899	31	(3,659)	50,159
Gross profit	$10,013	$11,279	$1,228	$49	$22,569
Salaries and related costs					8,331
General and administrative expenses					5,297
Acquisition costs					27
Depreciation and amortization					4,315
Loss from operations					$4,599

NOTE 4. REPORTABLE SEGMENTS (AS RESTATED)
The Company’s operating segments are determined based on the financial information reviewed by its chief operating decision maker (“CODM”), and the basis upon which management makes resource allocation decisions and assesses the performance of the Company’s segments. The Company evaluates the operating performance of its segments based on financial measures such as net revenue, cost of revenue, and gross profit. Given the nature of the digital marketing solutions business, the amount of assets does not provide meaningful insight into the operating performance of the Company. As a result, the amount of the Company’s assets is not subject to segment allocation and total assets were not included within the disclosure of the Company’s segment financial information.
The following tables are a reconciliation of the operations of our segments to income from operations (in thousands):

	Year ended December 31, 2020
	Brand Direct	Marketplace	Other	Corporate and Other	As Restated Total
Net revenue	$197,550	$155,999	$9,357	$(30,051)	$332,856
Cost of revenue	151,526	109,921	3,335	(30,051)	234,731
Gross profit	$46,024	$46,078	$6,022	$—	$98,125
Salaries and related costs					33,386
General and administrative expenses					30,020
Acquisition costs					4,814
Depreciation and amortization					17,954
Income from operations					$11,951

	Year ended December 31, 2019
	Brand Direct	Marketplace	Other	Corporate and Other	Total
Net revenue	$174,738	$73,398	$5,597	$(15,437)	$238,296
Cost of revenue	130,429	46,613	113	(15,580)	161,575
Gross profit	$44,309	$26,785	$5,484	$143	$76,721
Salaries and related costs					27,978
General and administrative expenses					19,927
Acquisition costs					19,234
Depreciation and amortization					9,745
Loss from operations					$(163)